Distribution Date:	06/17/24	Morgan Stanley Capital I Trust 2015-MS1
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-MS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
Specially Serviced Loan Detail - Part 2	23
Modified Loan Detail	24
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61765DAQ1	1.638000%	31,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61765DAR9	3.261000%	17,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61765DAS7	3.458000%	45,200,000.00	8,954,974.07	754,517.33	25,805.25	0.00	0.00	780,322.58	8,200,456.74	34.00%	30.00%
A-3	61765DAT5	3.510000%	215,000,000.00	196,634,924.84	0.00	575,157.16	0.00	0.00	575,157.16	196,634,924.84	34.00%	30.00%
A-4	61765DAU2	3.779000%	310,798,000.00	310,798,000.00	0.00	978,754.70	0.00	0.00	978,754.70	310,798,000.00	34.00%	30.00%
A-S	61765DAW8	4.157090%	52,019,000.00	52,019,000.00	0.00	180,206.41	0.00	0.00	180,206.41	52,019,000.00	27.34%	24.13%
B	61765DAX6	4.157090%	70,834,000.00	70,834,000.00	0.00	245,386.12	0.00	0.00	245,386.12	70,834,000.00	18.27%	16.13%
C	61765DAZ1	4.157090%	32,097,000.00	32,097,000.00	0.00	111,191.78	0.00	0.00	111,191.78	32,097,000.00	14.17%	12.50%
D	61765DAC2	4.157090%	40,951,000.00	40,951,000.00	0.00	141,864.18	0.00	0.00	141,864.18	40,951,000.00	8.93%	7.88%
E	61765DAE8	4.157090%	18,815,000.00	18,815,000.00	0.00	65,179.71	0.00	0.00	65,179.71	18,815,000.00	6.52%	5.75%
F	61765DAG3	4.157090%	14,388,000.00	14,388,000.00	0.00	49,843.52	0.00	0.00	49,843.52	14,388,000.00	4.67%	4.13%
G	61765DAJ7	4.157090%	36,524,723.00	36,524,723.00	0.00	69,105.29	0.00	0.00	69,105.29	36,524,723.00	0.00%	0.00%
V	61765DAM0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61765DAP3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			885,426,725.00	782,016,621.91	754,517.33	2,442,494.12	0.00	0.00	3,197,011.45	781,262,104.58

X-A	61765DAV0	0.486089%	619,798,000.00	516,387,898.91	0.00	209,175.58	0.00	0.00	209,175.58	515,633,381.58
Notional SubTotal			619,798,000.00	516,387,898.91	0.00	209,175.58	0.00	0.00	209,175.58	515,633,381.58

Deal Distribution Total					754,517.33	2,651,669.70	0.00	0.00	3,406,187.03

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

Class A-S, Class B, Class C all represent the "Regular Interest" of these respective classes. For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Class PST, please refer to page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61765DAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61765DAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61765DAS7	198.11889535	16.69286128	0.57091261	0.00000000	0.00000000	0.00000000	0.00000000	17.26377389	181.42603407
A-3	61765DAT5	914.58104577	0.00000000	2.67514958	0.00000000	0.00000000	0.00000000	0.00000000	2.67514958	914.58104577
A-4	61765DAU2	1,000.00000000	0.00000000	3.14916666	0.00000000	0.00000000	0.00000000	0.00000000	3.14916666	1,000.00000000
A-S	61765DAW8	1,000.00000000	0.00000000	3.46424210	0.00000000	0.00000000	0.00000000	0.00000000	3.46424210	1,000.00000000
B	61765DAX6	1,000.00000000	0.00000000	3.46424203	0.00000000	0.00000000	0.00000000	0.00000000	3.46424203	1,000.00000000
C	61765DAZ1	1,000.00000000	0.00000000	3.46424214	0.00000000	0.00000000	0.00000000	0.00000000	3.46424214	1,000.00000000
D	61765DAC2	1,000.00000000	0.00000000	3.46424214	0.00000000	0.00000000	0.00000000	0.00000000	3.46424214	1,000.00000000
E	61765DAE8	1,000.00000000	0.00000000	3.46424183	0.00000000	0.00000000	0.00000000	0.00000000	3.46424183	1,000.00000000
F	61765DAG3	1,000.00000000	0.00000000	3.46424242	0.00000000	0.00000000	0.00000000	0.00000000	3.46424242	1,000.00000000
G	61765DAJ7	1,000.00000000	0.00000000	1.89201407	1.57222794	17.65807779	0.00000000	0.00000000	1.89201407	1,000.00000000
V	61765DAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61765DAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61765DAV0	833.15515524	0.00000000	0.33748992	0.00000000	0.00000000	0.00000000	0.00000000	0.33748992	831.93779518

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	25,805.25	0.00	25,805.25	0.00	0.00	0.00	25,805.25	0.00
A-3	05/01/24 - 05/30/24	30	0.00	575,157.16	0.00	575,157.16	0.00	0.00	0.00	575,157.16	0.00
A-4	05/01/24 - 05/30/24	30	0.00	978,754.70	0.00	978,754.70	0.00	0.00	0.00	978,754.70	0.00
X-A	05/01/24 - 05/30/24	30	0.00	209,175.58	0.00	209,175.58	0.00	0.00	0.00	209,175.58	0.00
A-S	05/01/24 - 05/30/24	30	0.00	180,206.41	0.00	180,206.41	0.00	0.00	0.00	180,206.41	0.00
B	05/01/24 - 05/30/24	30	0.00	245,386.12	0.00	245,386.12	0.00	0.00	0.00	245,386.12	0.00
C	05/01/24 - 05/30/24	30	0.00	111,191.78	0.00	111,191.78	0.00	0.00	0.00	111,191.78	0.00
D	05/01/24 - 05/30/24	30	0.00	141,864.18	0.00	141,864.18	0.00	0.00	0.00	141,864.18	0.00
E	05/01/24 - 05/30/24	30	0.00	65,179.71	0.00	65,179.71	0.00	0.00	0.00	65,179.71	0.00
F	05/01/24 - 05/30/24	30	0.00	49,843.52	0.00	49,843.52	0.00	0.00	0.00	49,843.52	0.00
G	05/01/24 - 05/30/24	30	587,531.21	126,530.48	0.00	126,530.48	57,425.19	0.00	0.00	69,105.29	644,956.40
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			587,531.21	2,709,094.89	0.00	2,709,094.89	57,425.19	0.00	0.00	2,651,669.70	644,956.40

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61765DAW8	4.157090%	52,019,000.00	52,019,000.00	0.00	180,206.41	0.00	0.00	180,206.41	52,019,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	61765DAX6	4.157090%	70,834,000.00	70,834,000.00	0.00	245,386.12	0.00	0.00	245,386.12	70,834,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	61765DAZ1	4.157090%	32,097,000.00	32,097,000.00	0.00	111,191.78	0.00	0.00	111,191.78	32,097,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			154,950,000.03	154,950,000.00	0.00	536,784.31	0.00	0.00	536,784.31	154,950,000.00

Exchangeable Certificate Details
PST	61765DAY4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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	Additional Information
Total Available Distribution Amount (1)	3,406,187.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,725,297.91	Master Servicing Fee	10,848.11
Interest Reductions due to Nonrecoverability Determination	(54,751.29)	Certificate Administrator Fee	3,030.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	336.70
ARD Interest	0.00	Trust Advisor Fee	1,478.56
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,670,546.62	Total Fees	15,693.69

Principal		Expenses/Reimbursements
Scheduled Principal	754,517.33	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,183.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	754,517.33	Total Expenses/Reimbursements	3,183.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,651,669.70
Excess Liquidation Proceeds	0.00	Principal Distribution	754,517.33
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,406,187.03
Total Funds Collected	3,425,063.95	Total Funds Distributed	3,425,063.93

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	782,016,622.84	782,016,622.84	Beginning Certificate Balance	782,016,621.91
(-) Scheduled Principal Collections	754,517.33	754,517.33	(-) Principal Distributions	754,517.33
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	781,262,105.51	781,262,105.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	782,772,809.75	782,772,809.75	Ending Certificate Balance	781,262,104.58
Ending Actual Collateral Balance	782,180,595.78	782,180,595.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.93)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.93)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP
10,000,000 or less	20	105,226,915.94	13.47%	15	4.1757	1.873182	1.20 or less	6	129,396,205.92	16.56%	11	4.3285	0.594127
10,000,001 to 20,000,000	9	133,952,590.35	17.15%	11	4.0243	1.441984	1.21 - 1.30	3	64,634,429.95	8.27%	11	3.7428	1.278566
20,000,001 to 30,000,000	2	52,000,000.00	6.66%	11	4.1154	1.946538	1.31 - 1.40	2	23,471,652.67	3.00%	9	3.8810	1.338376
30,000,001 to 40,000,000	4	146,274,227.38	18.72%	11	3.9812	1.610525	1.41 - 1.50	2	15,452,034.09	1.98%	41	4.0644	1.480000
40,000,001 to 50,000,000	2	100,000,000.00	12.80%	11	3.7750	4.505000	1.51 - 1.60	1	5,259,210.85	0.67%	9	3.9950	1.590000
50,000,001 to 60,000,000	2	108,500,000.00	13.89%	11	4.1858	1.281843	1.61 - 1.70	3	115,551,850.84	14.79%	10	3.8129	1.670855
60,000,001 to 70,000,000	1	67,000,000.00	8.58%	9	3.9500	1.690000	1.71 - 1.80	4	97,174,297.71	12.44%	12	4.2017	1.772262
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 - 1.90	2	58,992,173.09	7.55%	11	4.1817	1.816097
Totals	52	781,262,105.51	100.00%	11	4.0471	1.983361	1.91 - 2.00	5	19,504,460.52	2.50%	11	4.1775	1.935079
							2.01 - 2.10	2	9,679,026.08	1.24%	11	4.2275	2.037255
							2.11 - 2.20	2	32,864,849.94	4.21%	10	4.0482	2.110000
							2.21 - 2.30	1	5,209,155.10	0.67%	10	4.4500	2.240000
							2.31 - 2.60	3	66,474,167.68	8.51%	10	4.1799	2.414774
							2.61 - 2.70	0	0.00	0.00%	0	0.0000	0.000000
							2.71 - 4.00	2	8,790,219.23	1.13%	11	3.9531	2.993536
							4.01 - 4.10	0	0.00	0.00%	0	0.0000	0.000000
							4.11 - 5.90	1	10,500,000.00	1.34%	9	3.8000	4.760000
							5.91 or greater	1	50,000,000.00	6.40%	10	3.3500	7.200000
							Totals	52	781,262,105.51	100.00%	11	4.0471	1.983361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP
							Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP
California	11	153,470,529.11	19.64%	11	4.1450	2.125489
							Lodging	5	72,442,670.08	9.27%	10	4.0019	2.552052
Colorado	1	4,658,121.24	0.60%	12	4.2400	1.770000
							Mixed Use	4	68,261,316.13	8.74%	10	3.5264	5.633934
Connecticut	1	15,205,679.09	1.95%	12	4.2400	1.770000
							Multi-Family	4	72,143,958.34	9.23%	18	4.3374	1.236172
Florida	5	44,685,507.28	5.72%	11	4.1041	0.996273
							Office	2	41,786,544.11	5.35%	10	4.1062	1.020114
Illinois	2	72,173,839.84	9.24%	9	3.9851	1.710072
							Other	2	127,000,000.00	16.26%	10	3.8354	1.496299
Iowa	1	13,224,071.94	1.69%	12	4.2400	1.770000
							Retail	24	318,635,922.23	40.78%	11	4.1157	1.599223
Kansas	1	10,143,464.27	1.30%	12	4.2400	1.770000
							Self Storage	2	12,683,322.78	1.62%	10	4.5325	2.287143
Maryland	1	31,231,156.31	4.00%	13	4.8547	0.940000
							Totals	55	781,262,105.51	100.00%	11	4.0471	1.983361
Massachusetts	1	19,658,883.78	2.52%	9	3.7900	1.340000

Minnesota	1	1,772,118.58	0.23%	9	4.2250	1.910000

Montana	1	12,373,022.77	1.58%	12	4.2400	1.770000

New York	6	232,541,850.03	29.76%	10	3.8481	2.673689

South Carolina	1	1,900,000.00	0.24%	11	4.2700	1.940000

Texas	3	23,380,435.98	2.99%	11	4.0884	0.882311

Utah	1	5,209,155.10	0.67%	10	4.4500	2.240000

Vermont	1	4,173,096.95	0.53%	10	4.1225	2.920000

Virginia	2	17,769,573.13	2.27%	11	4.0680	1.435714

Washington	3	49,383,228.27	6.32%	21	3.7134	1.676757

Totals	55	781,262,105.51	100.00%	11	4.0471	1.983361

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP
	3.500% or less	2	85,043,071.07	10.89%	11	3.4031	4.913052	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	13	227,286,081.62	29.09%	10	3.8694	1.767424	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	23	361,919,256.99	46.32%	12	4.1897	1.557379	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% or greater	2	38,705,323.99	4.95%	12	4.8036	1.206484	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	781,262,105.51	100.00%	11	4.0471	1.983361	49 months or greater	40	712,953,733.67	91.26%	11	4.0271	2.005565
								Totals	52	781,262,105.51	100.00%	11	4.0471	1.983361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP
	84 months or less	39	705,208,595.19	90.27%	11	4.0249	2.011337	Interest Only	13	458,900,000.00	58.74%	10	3.9754	2.348390
85 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	231 months to 300 months	24	239,411,818.94	30.64%	11	4.1154	1.376149
	Totals	51	773,516,967.03	99.01%	11	4.0452	1.988401	301 months to 350	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	773,516,967.03	99.01%	11	4.0452	1.988401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	68,308,371.84	8.74%	11	4.2556	NAP	300 months or less	1	7,745,138.48	0.99%	71	4.2290	1.480000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	613,414,114.44	78.52%	12	4.0412	2.068266	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	4	99,539,619.23	12.74%	9	3.9399	1.619170	Totals	1	7,745,138.48	0.99%	71	4.2290	1.480000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	781,262,105.51	100.00%	11	4.0471	1.983361
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A1	30309662	RT	Various	Various	Actual/360	4.240%	200,811.11	0.00	0.00	N/A	06/01/25	--	55,000,000.00	55,000,000.00	06/01/24
01A4	30309663				Actual/360	4.240%	91,277.78	0.00	0.00	N/A	06/01/25	--	25,000,000.00	25,000,000.00	06/01/24
02A2	30309657	98	Chicago	IL	Actual/360	3.950%	227,893.06	0.00	0.00	03/05/25	03/05/45	--	67,000,000.00	67,000,000.00	06/05/24
03A2	30309660	98	New York	NY	Actual/360	3.708%	127,702.78	0.00	0.00	05/05/25	05/05/45	--	40,000,000.00	40,000,000.00	06/05/24
03A5	30309661				Actual/360	3.708%	63,851.39	0.00	0.00	05/05/25	05/05/45	--	20,000,000.00	20,000,000.00	06/05/24
04A2	30309658	RT	Port Chester	NY	Actual/360	4.130%	190,266.81	0.00	0.00	N/A	04/01/25	--	53,500,000.00	53,500,000.00	06/01/24
05A1-3	30309654	RT	Lynnwood	WA	Actual/360	3.479%	105,460.88	162,303.36	0.00	N/A	06/01/25	--	35,205,374.43	35,043,071.07	05/01/24
6	30309664	MU	New York	NY	Actual/360	3.350%	144,236.11	0.00	0.00	N/A	04/01/25	--	50,000,000.00	50,000,000.00	06/01/24
7	30309665	RT	Westlake Village	CA	Actual/360	4.200%	180,833.33	0.00	0.00	N/A	05/01/25	--	50,000,000.00	50,000,000.00	06/01/24
08A1	30309659	LO	New York	NY	Actual/360	4.013%	138,222.22	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	06/01/24
9	30309666	MF	Silver Spring	MD	Actual/360	4.855%	130,748.23	44,804.85	0.00	N/A	07/01/25	--	31,275,961.16	31,231,156.31	06/01/24
10	30309667	OF	Encino	CA	Actual/360	4.000%	93,000.00	0.00	0.00	N/A	04/01/25	--	27,000,000.00	27,000,000.00	06/01/24
11	30309668	MF	Boston	MA	Actual/360	3.790%	64,318.88	49,003.16	0.00	N/A	03/01/25	--	19,707,886.94	19,658,883.78	06/01/24
12	30309640	IN	Vernon	CA	Actual/360	4.220%	69,770.67	0.00	0.00	N/A	05/01/25	--	19,200,000.00	19,200,000.00	06/01/24
13	30309669	RT	Van Nuys	CA	Actual/360	4.370%	71,498.06	0.00	0.00	N/A	07/01/25	--	19,000,000.00	19,000,000.00	06/01/24
14	30309670	RT	Grapevine	TX	Actual/360	4.155%	54,074.08	35,033.36	0.00	N/A	06/01/25	--	15,113,287.70	15,078,254.34	06/01/24
16	30309671	OF	Brandon	FL	Actual/360	4.300%	0.00	0.00	0.00	N/A	05/01/25	--	14,786,544.11	14,786,544.11	04/01/22
17	30309672	MF	Silverdale	WA	Actual/360	4.229%	28,545.59	93,527.01	0.00	N/A	05/01/30	--	7,838,665.49	7,745,138.48	06/01/24
18	30309641	SS	Rancho Cucamonga	CA	Actual/360	4.590%	29,606.77	16,477.45	0.00	N/A	04/01/25	--	7,490,645.13	7,474,167.68	06/01/24
19	30309642	SS	Salt Lake City	UT	Actual/360	4.450%	20,006.13	11,728.15	0.00	N/A	04/01/25	--	5,220,883.25	5,209,155.10	06/01/24
20	30309655	MF	Tampa	FL	Actual/360	4.000%	46,610.03	23,164.22	0.00	N/A	04/01/25	--	13,531,943.99	13,508,779.77	06/01/24
21	30309673	RT	Mission Viejo	CA	Actual/360	4.075%	39,613.77	23,013.63	0.00	N/A	06/01/25	--	11,289,100.16	11,266,086.53	06/01/24
22	30309674	LO	Chester	VA	Actual/360	4.068%	35,653.80	24,032.84	0.00	N/A	05/01/25	--	10,178,074.66	10,154,041.82	06/01/24
23	30309675	LO	Santa Barbara	CA	Actual/360	3.800%	34,358.33	0.00	0.00	N/A	03/01/25	--	10,500,000.00	10,500,000.00	06/01/24
24	30309676	RT	San Marcos	CA	Actual/360	4.080%	31,645.60	15,112.17	0.00	N/A	05/01/25	--	9,007,285.26	8,992,173.09	06/01/24
26	30309645	MF	Houston	TX	Actual/360	4.200%	30,797.75	14,925.36	0.00	N/A	05/01/25	--	8,515,507.88	8,500,582.52	06/01/24
27	30309678	LO	Midlothian	VA	Actual/360	4.068%	26,740.35	18,024.63	0.00	N/A	05/01/25	--	7,633,555.94	7,615,531.31	06/01/24
28	30309679	MU	Glendale	CA	Actual/360	3.899%	25,930.34	16,278.84	0.00	N/A	05/01/25	--	7,723,174.45	7,706,895.61	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30309653	RT	Puyallup	WA	Actual/360	4.355%	24,788.71	15,059.79	0.00	N/A	04/01/25	--	6,610,078.51	6,595,018.72	06/01/24
31	30309647	OF	Hickory	NC	Actual/360	4.350%	22,435.46	13,655.89	0.00	N/A	04/01/25	--	5,989,444.77	5,975,788.88	06/01/24
32	30309681	RT	Weston	FL	Actual/360	4.270%	21,613.99	13,396.92	0.00	N/A	06/01/25	--	5,878,246.86	5,864,849.94	06/01/24
33	30309682	MU	Lighthouse Point	FL	Actual/360	3.925%	20,008.44	11,689.37	0.00	N/A	04/01/25	--	5,919,900.55	5,908,211.18	06/01/24
34	30309646	MF	Dalton	GA	Actual/360	4.250%	19,164.28	11,335.99	0.00	N/A	03/01/25	--	5,236,538.87	5,225,202.88	06/01/24
35	30309683	RT	Midlothian	IL	Actual/360	4.350%	19,031.46	11,583.97	0.00	N/A	04/01/25	--	5,080,700.24	5,069,116.27	06/01/24
36	30309648	RT	Chicago	IL	Actual/360	4.440%	19,822.48	10,767.61	0.00	N/A	05/01/25	--	5,184,607.45	5,173,839.84	06/01/24
37	30309684	RT	Frisco	TX	Actual/360	3.995%	18,123.63	9,072.61	0.00	N/A	03/01/25	--	5,268,283.46	5,259,210.85	06/01/24
38	30309651	MU	New York	NY	Actual/360	4.300%	17,243.23	10,627.93	0.00	N/A	05/01/25	--	4,656,837.27	4,646,209.34	06/01/24
39	30309685	RT	Birmingham	AL	Actual/360	4.100%	16,802.13	9,773.78	0.00	N/A	04/01/25	--	4,759,060.15	4,749,286.37	06/01/24
40	30309686	LO	Springfield	VT	Actual/360	4.122%	14,849.21	9,860.52	0.00	N/A	04/01/25	--	4,182,957.47	4,173,096.95	06/01/24
41	30309687	RT	Chino Hills	CA	Actual/360	4.200%	16,788.90	7,661.96	0.00	N/A	04/01/25	--	4,642,091.91	4,634,429.95	06/01/24
42	30309652	RT	Hollywood	FL	Actual/360	3.800%	15,134.96	8,162.91	0.00	N/A	05/01/25	--	4,625,285.19	4,617,122.28	06/01/24
43	30309688	RT	Valley Village	CA	Actual/360	4.350%	14,330.83	13,036.81	0.00	N/A	06/01/25	--	3,825,805.70	3,812,768.89	06/01/24
44	30309689	OF	Boston	MA	Actual/360	3.900%	12,651.41	13,465.14	0.00	N/A	06/01/25	--	3,767,168.56	3,753,703.42	06/01/24
45	30309690	RT	Long Beach	CA	Actual/360	4.430%	17,166.25	0.00	0.00	N/A	06/01/25	--	4,500,000.00	4,500,000.00	06/01/24
46	30309691	RT	Long Beach	CA	Actual/360	3.955%	10,540.65	10,998.92	0.00	N/A	06/01/25	--	3,095,006.28	3,084,007.36	06/01/24
48	30309692	RT	Katy	TX	Actual/360	3.920%	10,296.56	7,358.34	0.00	N/A	05/01/25	--	3,050,329.13	3,042,970.79	06/01/24
49	30309693	MF	Mesquite	NV	Actual/360	4.700%	11,856.78	6,295.54	0.00	N/A	05/01/25	--	2,929,610.26	2,923,314.72	06/01/24
50	30309643	RT	Panama City Beach	FL	Actual/360	4.100%	12,268.68	0.00	0.00	N/A	04/01/25	--	3,475,000.00	3,475,000.00	06/01/24
51	30309694	MF	Arlington	TX	Actual/360	4.393%	9,888.03	5,121.51	0.00	N/A	04/01/25	--	2,614,200.16	2,609,078.65	06/01/24
52	30309695	MF	Arlington	TX	Actual/360	4.393%	8,820.12	4,568.39	0.00	N/A	04/01/25	--	2,331,866.52	2,327,298.13	06/01/24
53	30309656	RT	Shakopee	MN	Actual/360	4.225%	6,460.39	3,594.40	0.00	N/A	03/01/25	--	1,775,712.98	1,772,118.58	06/01/24
54	30309644	RT	West Columbia	SC	Actual/360	4.270%	6,986.19	0.00	0.00	N/A	05/01/25	--	1,900,000.00	1,900,000.00	06/01/24
Totals							2,670,546.62	754,517.33	0.00				782,016,622.84	781,262,105.51
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	13,271,281.68	0.00	--	--	--	0.00	0.00	0.00	0.00	6,353.04	0.00
01A4	13,271,281.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A2	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A5	8,500,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	4,572,565.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1-3	33,073,476.00	0.00	--	--	--	0.00	0.00	267,461.08	267,461.08	0.00	0.00
6	14,035,019.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,078,547.68	1,013,697.46	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
08A1	16,811,606.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,020,487.82	0.00	--	--	--	0.00	0.00	0.00	0.00	56,081.54	0.00
10	2,649,385.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,873,120.00	537,838.54	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	738,527.80	162,326.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(685,547.00)	0.00	--	--	03/11/24	10,521,562.52	248,664.59	(607.36)	1,765,526.93	0.00	0.00
17	2,211,375.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,303,499.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	871,760.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,431,622.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,423,888.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	903,290.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,147,753.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	824,838.05	278,210.63	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,141,511.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,048,591.87	1,022,891.99	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	932,152.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	738,939.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	535,728.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	212,838.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	982,686.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	405,588.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	894,631.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	512,250.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	534,046.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	453,677.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	249,904.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	167,000.04	160,320.04	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	142,637,329.08	3,175,285.00				10,521,562.52	248,664.59	266,853.72	2,032,988.01	62,434.58	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047055%	4.022999%	11
05/17/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047052%	4.022991%	12
04/17/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047052%	4.022985%	13
03/15/24	0	0.00	0	0.00	1	14,786,544.11	0	0.00	1	14,786,544.11	0	0.00	0	0.00	0	0.00	4.047049%	4.022976%	14
02/16/24	1	53,500,000.00	0	0.00	1	14,823,285.02	0	0.00	1	14,823,285.02	0	0.00	0	0.00	0	0.00	4.047064%	4.022984%	15
01/18/24	0	0.00	0	0.00	1	14,856,362.33	0	0.00	1	14,856,362.33	0	0.00	0	0.00	0	0.00	4.047071%	4.022985%	16
12/15/23	0	0.00	0	0.00	1	14,889,317.62	0	0.00	1	14,889,317.62	0	0.00	0	0.00	0	0.00	4.047078%	4.022985%	17
11/17/23	0	0.00	0	0.00	1	14,923,927.33	0	0.00	1	14,923,927.33	0	0.00	0	0.00	0	0.00	4.047089%	4.022989%	18
10/17/23	1	53,500,000.00	0	0.00	1	14,956,633.36	0	0.00	1	14,956,633.36	0	0.00	0	0.00	0	0.00	4.047095%	4.022990%	19
09/15/23	0	0.00	1	53,500,000.00	1	14,991,002.72	0	0.00	1	14,991,002.72	0	0.00	0	0.00	1	3,215,324.25	4.047106%	4.022993%	20
08/17/23	1	53,500,000.00	0	0.00	1	15,023,461.30	0	0.00	1	15,023,461.30	0	0.00	0	0.00	0	0.00	4.048303%	4.023946%	21
07/17/23	0	0.00	0	0.00	1	15,055,800.14	0	0.00	1	15,055,800.14	0	0.00	0	0.00	0	0.00	4.048311%	4.023948%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
05A1-3	30309654	05/01/24	0	B	267,461.08	267,461.08	0.00	35,205,374.43
16	30309671	04/01/22	25	6	(607.36)	1,765,526.93	136,147.54	15,542,731.02	07/28/20	7			03/07/23
Totals					266,853.72	2,032,988.01	136,147.54	50,748,105.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		596,285,811	581,499,267		0	14,786,544
13 - 24 Months		50,231,156	50,231,156		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		134,745,138	134,745,138		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	781,262,106	766,475,561	0	0	0	14,786,544
May-24	782,016,623	767,230,079	0	0	0	14,786,544
Apr-24	782,803,497	768,016,953	0	0	0	14,786,544
Mar-24	783,552,663	768,766,119	0	0	0	14,786,544
Feb-24	784,406,272	716,082,987	53,500,000	0	0	14,823,285
Jan-24	785,183,078	770,326,715	0	0	0	14,856,362
Dec-23	785,957,181	771,067,863	0	0	0	14,889,318
Nov-23	786,765,770	771,841,843	0	0	0	14,923,927
Oct-23	787,534,365	719,077,731	53,500,000	0	0	14,956,633
Sep-23	788,337,642	719,846,639	0	53,500,000	0	14,991,003
Aug-23	792,322,571	723,799,110	53,500,000	0	0	15,023,461
Jul-23	793,089,498	778,033,698	0	0	0	15,055,800
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30309671	14,786,544.11	15,542,731.02	7,200,000.00	01/05/24	(685,547.00)	(0.97000)	12/31/23	05/01/25	250
17	30309672	7,745,138.48	7,745,138.48	26,680,000.00	02/26/15	2,161,125.72	1.48000	12/31/23	05/01/30	70
Totals		22,531,682.59	23,287,869.50	33,880,000.00		1,475,578.72

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30309671	OF	FL	07/28/20	7

"6/11/2024 - REO Title Date: March 7, 2023. Description of Collateral: story office building located in Brandon, FL. The property was constructed in 2000 and contains approximately 120,000 of rentable square feet. The previous sole tenant (a bank) vacated the property a number of years ago and the property has been vacant since then. Deferred Maintenance/Repair Issues: No major DM outstanding. Leasing Summary: Marketing all vacant suites for lease-up. Hold Thyssen was appointed as the Property Mana ger and JLL as leasing agent. Marketing Summary: Asset is listed for sale traditionally with Transwestern.
"

17	30309672	MF	WA	07/27/23	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	04/01/21	04/01/21	01/10/22
04A2	30309658	0.00	4.13000%	0.00	4.13000%	10	01/10/22	04/01/21	04/01/21
7	30309665	50,000,000.00	4.20000%	50,000,000.00	4.20000%	8	06/29/20	05/01/20	07/02/20
7	30309665	0.00	4.20000%	0.00	4.20000%	8	07/02/20	05/01/20	06/29/20
27	30309678	8,419,847.05	4.06800%	8,419,847.05	4.06800%	8	07/30/20	05/01/20	07/31/20
27	30309678	0.00	4.06800%	0.00	4.06800%	8	07/31/20	05/01/20	07/30/20
41	30309687	4,979,658.91	4.20000%	4,979,658.91	4.20000%	8	07/23/20	08/01/20	07/31/20
41	30309687	0.00	4.20000%	0.00	4.20000%	8	07/31/20	08/01/20	07/23/20
Totals		63,399,505.96		63,399,505.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	3,183.21	0.00	0.00	0.00	0.00	54,751.29	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,183.21	0.00	0.00	0.00	0.00	54,751.29	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		57,934.50

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Supplemental Notes
None

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